UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended September 30, 2004

Check here if Amendment:           |_|; Amendment Number:
                                                         -----

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Arthur D. Charpentier

Address:  520 White Plains Road
          Suite 500
          Tarrytown, New York 10591

13F File Number:  28-6794

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Arthur D. Charpentier
Title:
Phone:    (914) 467-5285

Signature, Place and Date of Signing:

/S/ Arthur D. Charpentier      Tarrytown, New York            November 8, 2004
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                     [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       14

Form 13F Information Table Value Total:      $125,854
                                              (thousands)

List of Other Included Managers:              None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                    FORM 13F INFORMATION TABLE

                                                             FORM 13F
                                                       Arthur D. Charpentier
                                                             9/30/2004

                                                                                                Voting Authority
                                                                                                   (a)       (b)     (c)
Name of Issuer      Title of   CUSIP         Mkt Value   Sh or       Sh/Prn     Investmt   Other   Sole      Shared  None
                    Class      Number        (X $1,000)  Prn Amt     Put/Call   Discretn   Mgrs

C H Robinson        Common     12541W100     11,134      240,000       Sh         Sole     None    240,000     0       0
Worldwide Inc

Capital One         Common     14040H105     40,645      550,000       Sh         Sole     None    550,000     0       0
Finl Corp

Cardinal Health     Common     14149Y108      8,754      200,000       Sh         Sole     None    200,000     0       0
Inc

Certegy Inc         Common     156880106      7,442      200,000       Sh         Sole     None    200,000     0       0

Duke Energy Corp    Common     264399106        916       40,000       Sh         Sole     None     40,000     0       0

Eastman Kodak Co    Common     277461109      4,511      140,000       Sh         Sole     None    140,000     0       0

Global Pmts Inc     Common     37940X102     13,388      250,000       Sh         Sole     None    250,000     0       0

Johnson & Johnson   Common     478160104      4,506       80,000       Sh         Sole     None     80,000     0       0

NDCHealth Corp      Common     639480102      7,505      467,600       Sh         Sole     None    467,600     0       0

Schwab Charles      Common     808513105      5,974      650,000       Sh         Sole     None    650,000     0       0
Corp New

ServiceMaster Co    Common     81760N109      9,002      700,000       Sh         Sole     None    700,000     0       0

State Str Corp      Common     857477103      6,407      150,000       Sh         Sole     None    150,000     0       0

Surmodics Inc       Common     868873100      4,750      200,000       Sh         Sole     None    200,000     0       0

Washington Post Co  Cl B       939640108        920        1,000       Sh         Sole     None      1,000     0       0

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